Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
(in thousands)	Successor
Balance as of December 31, 2021	$71,658
Measurement Period Adjustment	(5,620)
March 31, 2022	$66,038

(in thousands)	Successor
Balance as of November 26, 2021	$—
Acquisition of Theraplant, LLC	19,922
Acquisition of True Harvest, LLC	51,736
December 31, 2021	$71,658

Schedule of intangible assets, net, consisted
	Successor March 31, 2022			Predecessor December 31, 2021
Intangible assets at March 31, 2022 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Trade Names	$6,000	$626	$5,374	$6,000	$126	$5,874
Customer Relationships	29,000	1,884	27,116	29,000	434	28,566
Licenses	80,000	2,756	77,244	80,000	756	79,244
	$115,000	$5,266	$109,734	$115,000	$1,316	$113,684

	Successor December 31, 2021			Predecessor December 31, 2020
Intangible assets at December 31, 2021 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Trade Names	$6,000	$126	$5,874	$—	$—	$—
Customer Relationships	29,000	434	28,566	—	—	—
Licenses	80,000	756	79,244	—	—	—
	$115,000	$1,316	$113,684	$—	$—	$—

Schedule of estimated future amortization expense
(in thousands)	Successor
As of March 31, 2022
Remaining 2022	$11,850
2023	15,800
2024	15,674
2025	13,800
2026	13,366
Thereafter	39,244
Total	$109,734

Successor
(in thousands)	As of December 31, 2021
2022	$15,800
2023	15,800
2024	15,674
2025	13,800
2026	13,366
Thereafter	39,244
Total	$113,684